Financial Assets and Financial Liabilities - Summary of Carrying Amounts of Financial Instruments Category Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	₩ 636,034,774	₩ 599,820,653
Financial liabilities at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	10,720,231	10,920,435
Derivatives
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	11,783,494	6,210,639
Deposits
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	435,687,897	406,512,434
Borrowings
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	68,077,012	69,583,561
Debentures
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	76,171,257	69,176,668
Other financial liabilities
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	33,594,883	37,416,916
Financial Liabilities At Fair Value Through Profit Or Loss That Meet Definition Of Held For Trading, Category [Member]
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	14,127,427	8,919,984
Financial Liabilities At Fair Value Through Profit Or Loss That Meet Definition Of Held For Trading, Category [Member] | Financial liabilities at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	2,717,732	2,953,472
Financial Liabilities At Fair Value Through Profit Or Loss That Meet Definition Of Held For Trading, Category [Member] | Derivatives
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	11,409,695	5,966,512
Financial instruments designated at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	8,002,499	7,966,963
Financial instruments designated at fair value through profit or loss | Financial liabilities at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	8,002,499	7,966,963
Financial instruments at amortized cost
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	613,531,049	582,689,579
Financial instruments at amortized cost | Deposits
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	435,687,897	406,512,434
Financial instruments at amortized cost | Borrowings
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	68,077,012	69,583,561
Financial instruments at amortized cost | Debentures
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	76,171,257	69,176,668
Financial instruments at amortized cost | Other financial liabilities
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	33,594,883	37,416,916
Derivatives held for hedging
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	373,799	244,127
Derivatives held for hedging | Derivatives
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	₩ 373,799	₩ 244,127